INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED JANUARY 14, 2019 TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 5, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Strategic US ETF (IUS)

Invesco Strategic US Small Company ETF (IUSS)

Invesco Strategic Developed ex-US ETF (ISDX)

Invesco Strategic Developed ex-US Small Company ETF (ISDS)

Invesco Strategic Emerging Markets ETF (ISEM)

(collectively, the “Funds”)

Effective today, Jonathan Nixon is no longer a Portfolio Manager of the Funds. Accordingly, all information and references related to him are hereby removed from the Prospectus and Statement of Additional Information.

Please Retain This Supplement For Future Reference.

P-PS-SIFT-STRATEGIC-PRO-SAI-SUP-1 011419